KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Key Management Compensation [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year Ended December 31,
	2024	2023
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$567	$818
Other members of key management(1)	6,128	7,148
Share-based payments
Independent members of the Board of Directors	656	552
Other members of key management	4,547	4,306
	$11,898	$12,824

(1) Key management compensation for 2023 is inclusive of one-time severance costs incurred during the year.